Provisions - Post-Employment Defined Benefit Plans by Country of Operation (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Total	€ 357	€ 1,036
Net provision	398	1,039
Net assets	41	3
Obligation
Disclosure of net defined benefit liability (asset) [line items]
Total	2,628	3,383	€ 3,378
Assets
Disclosure of net defined benefit liability (asset) [line items]
Total	(2,520)	(2,579)	(2,780)
Net provision before asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Total	108	804
Asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Total	249	232
Others
Disclosure of net defined benefit liability (asset) [line items]
Total	6	7
Net provision	6	7
Net assets	0	0
Others | Obligation
Disclosure of net defined benefit liability (asset) [line items]
Total	18	16	16
Others | Assets
Disclosure of net defined benefit liability (asset) [line items]
Total	(12)	(9)	(8)
Others | Net provision before asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Total	6	7
Others | Asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Total	0	0
Spain (Antares) | Operating segments
Disclosure of net defined benefit liability (asset) [line items]
Total		490
Net provision		490
Net assets		0
Spain (Antares) | Operating segments | Obligation
Disclosure of net defined benefit liability (asset) [line items]
Total	0	490	533
Spain (Antares) | Operating segments | Assets
Disclosure of net defined benefit liability (asset) [line items]
Total		0
Spain (Antares) | Operating segments | Net provision before asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Total		490
Spain (Antares) | Operating segments | Asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Total		0
United Kingdom | Operating segments
Disclosure of net defined benefit liability (asset) [line items]
Total	(22)	177
Net provision	4	177
Net assets	26	0
United Kingdom | Operating segments | Obligation
Disclosure of net defined benefit liability (asset) [line items]
Total	1,548	1,828	1,834
United Kingdom | Operating segments | Assets
Disclosure of net defined benefit liability (asset) [line items]
Total	(1,570)	(1,651)	(1,662)
United Kingdom | Operating segments | Net provision before asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Total	(22)	177
United Kingdom | Operating segments | Asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Total	0	0
Germany | Operating segments
Disclosure of net defined benefit liability (asset) [line items]
Total	149	151
Net provision	157	151
Net assets	8	0
Germany | Operating segments | Obligation
Disclosure of net defined benefit liability (asset) [line items]
Total	239	235	233
Germany | Operating segments | Assets
Disclosure of net defined benefit liability (asset) [line items]
Total	(90)	(84)	(128)
Germany | Operating segments | Net provision before asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Total	149	151
Germany | Operating segments | Asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Total	0	0
Brazil | Operating segments
Disclosure of net defined benefit liability (asset) [line items]
Total	150	131
Net provision	153	134
Net assets	3	3
Brazil | Operating segments | Obligation
Disclosure of net defined benefit liability (asset) [line items]
Total	749	734	737
Brazil | Operating segments | Assets
Disclosure of net defined benefit liability (asset) [line items]
Total	(848)	(835)	(982)
Brazil | Operating segments | Net provision before asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Total	(99)	(101)
Brazil | Operating segments | Asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Total	249	232
Telefónica Hispam Norte | Operating segments
Disclosure of net defined benefit liability (asset) [line items]
Total	68	72
Net provision	72	72
Net assets	4	0
Telefónica Hispam Norte | Operating segments | Obligation
Disclosure of net defined benefit liability (asset) [line items]
Total	68	72	18
Telefónica Hispam Norte | Operating segments | Assets
Disclosure of net defined benefit liability (asset) [line items]
Total	0	0
Telefónica Hispam Norte | Operating segments | Net provision before asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Total	68	72
Telefónica Hispam Norte | Operating segments | Asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Total	0	0
Telefónica Hispam Sur | Operating segments
Disclosure of net defined benefit liability (asset) [line items]
Total	6	8
Net provision	6	8
Net assets	0	0
Telefónica Hispam Sur | Operating segments | Obligation
Disclosure of net defined benefit liability (asset) [line items]
Total	6	8	€ 7
Telefónica Hispam Sur | Operating segments | Assets
Disclosure of net defined benefit liability (asset) [line items]
Total	0	0
Telefónica Hispam Sur | Operating segments | Net provision before asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Total	6	8
Telefónica Hispam Sur | Operating segments | Asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Total	€ 0	€ 0